Expenses - Disclosure of Expenses (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	$ 16,591,201	$ 9,989,830	$ 7,525,744
Corporate administrative expenses
Auditor's remuneration	297,028	258,570	234,250
Directors fee and employee expenses	1,578,583	1,703,671	1,103,512
Employee share-based payment expenses	1,581,987	2,263,843	862,227
US warrants transaction costs	236,887	493,487
Administrative expenses	2,671,676	2,522,490	2,146,963
Total corporate administrative expenses	6,366,161	7,242,061	4,346,952
Depreciation
Total depreciation	15,499	10,624	13,941
Amortization
Total amortization	1,863,652	1,798,305	1,687,674
Total depreciation and amortization	1,879,151	1,808,929	1,701,615
Net change in fair value of convertible note liability	996,875	866,848	751,816
Net change in fair value of warrants	(961,176)	189,983
Research and Development [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	15,756,727	8,972,321	6,991,151
Intellectual Property Management [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	834,474	1,017,509	534,593
Intellectual Property [member]
Amortization
Total amortization	1,863,652	1,798,305	1,687,674
Plant and Equipment [member]
Depreciation
Total depreciation	4,024	1,917	3,680
Computers [member]
Depreciation
Total depreciation	10,206	7,814	8,867
Furniture and Fittings [member]
Depreciation
Total depreciation	$ 1,269	$ 893	$ 1,394